Portfolio of Investments
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 6.9%
AGL Energy Ltd.	437,255	4,269,500
ASX Ltd.	80,181	4,687,834
BHP Group Ltd.	349,229	9,021,842
Breville Group Ltd.	153,867	2,792,438
Charter Hall Group	424,482	3,808,865
CSL Ltd.	21,611	4,464,114
Data#3 Ltd.	392,648	1,866,463
Fortescue Metals Group Ltd.	2,622,808	30,812,817
IGO Ltd.	596,008	1,796,212
Ingenia Communities Group	665,283	2,191,435
Kogan.com Ltd.	138,444	2,021,176
Netwealth Group Ltd.	477,201	5,254,788
Omni Bridgeway Ltd.	435,744	1,234,193
REA Group Ltd.	23,810	1,895,961
Regis Resources Ltd.	1,262,517	4,589,545
Santos Ltd.	3,413,576	12,069,671
Stockland	3,068,329	8,382,132
Super Retail Group Ltd.	256,285	1,949,102
Total		103,108,088
Austria 0.1%
OMV AG(a)	34,655	948,198
Raiffeisen Bank International AG(a)	68,092	1,042,214
Total		1,990,412
Belgium 0.2%
UCB SA	28,995	3,293,069
China 0.3%
S-Enjoy Service Group Co., Ltd.(a)	899,000	2,328,758
SITC International Holdings Co., Ltd.	1,067,000	1,478,288
Total		3,807,046
Denmark 4.7%
Coloplast A/S, Class B	141,882	22,486,747
Genmab A/S(a)	7,871	2,856,430
Novo Nordisk A/S, Class B	652,541	45,211,033
Total		70,554,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 1.0%
Metso OYJ	153,708	2,078,669
UPM-Kymmene OYJ	36,364	1,106,808
Valmet OYJ	469,080	11,570,861
Total		14,756,338
France 9.5%
Air Liquide SA	47,014	7,452,175
Capgemini SE	88,945	11,411,232
Cie de Saint-Gobain(a)	595,105	24,927,266
Cie Generale des Etablissements Michelin CSA	24,191	2,596,845
Electricite de France SA	417,761	4,413,001
Elis SA(a)	76,713	968,415
Legrand SA	22,398	1,783,985
L’Oreal SA	119,452	38,873,153
Orange SA	298,281	3,106,763
Peugeot SA(a)	379,215	6,876,858
Sartorius Stedim Biotech	4,544	1,568,420
Schneider Electric SE	312,955	38,899,965
Total		142,878,078
Germany 7.6%
Allianz SE, Registered Shares	164,437	31,560,359
Continental AG	23,954	2,595,854
Daimler AG, Registered Shares	305,340	16,471,599
Deutsche Bank AG, Registered Shares(a)	1,369,325	11,542,600
Deutsche Post AG	391,209	17,751,328
DWS Group GmbH & Co. KGaA(a)	96,571	3,328,239
Fresenius Medical Care AG & Co. KGaA	54,313	4,591,443
LPKF Laser & Electronics AG	59,671	1,579,901
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	72,923	18,538,293
SAP SE	40,310	6,277,000
Total		114,236,616
CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.5%
Hong Kong Exchanges and Clearing Ltd.	116,100	5,465,232
Man Wah Holdings Ltd.	2,185,600	2,927,285
Sun Hung Kai Properties Ltd.	753,500	9,709,998
WH Group Ltd.	23,929,000	19,519,053
Total		37,621,568
Ireland 0.3%
ICON PLC(a)	8,239	1,574,391
Kingspan Group PLC(a)	36,171	3,291,788
Total		4,866,179
Italy 1.5%
A2A SpA	1,362,480	1,979,020
Buzzi Unicem SpA	323,276	7,510,852
Fiat Chrysler Automobiles NV(a)	395,984	4,860,670
Intesa Sanpaolo SpA(a)	1,899,511	3,573,777
Reply SpA	39,427	4,544,184
Total		22,468,503
Japan 25.8%
77 Bank Ltd. (The)	155,200	2,396,202
Amada Holdings Co., Ltd.	412,800	3,861,643
Dai-ichi Life Holdings, Inc.	627,000	8,847,191
Daikin Industries Ltd.	89,500	16,537,303
Daito Trust Construction Co., Ltd.	71,100	6,302,646
DCM Holdings Co., Ltd.	129,100	1,778,746
DIP Corp.	132,300	2,725,406
East Japan Railway Co.	378,500	23,277,267
EDION Corp.	149,600	1,567,316
Electric Power Development Co., Ltd.	344,100	5,307,483
Japan Tobacco, Inc.	90,300	1,647,414
Kao Corp.	33,200	2,492,349
KDDI Corp.	319,100	8,025,861
Kureha Corp.	23,300	1,011,038
Mizuho Financial Group, Inc.	2,297,730	28,679,518
MS&AD Insurance Group Holdings, Inc.	252,100	6,792,384
Murata Manufacturing Co., Ltd.	431,200	28,039,716
Nintendo Co., Ltd.	42,400	24,027,709
Nishi-Nippon Financial Holdings, Inc.	269,800	1,882,023
Nitori Co., Ltd.	42,500	8,816,705
Common Stocks (continued)
Issuer	Shares	Value ($)
Nitto Denko Corp.	105,900	6,899,254
Nomura Real Estate Holdings, Inc.	118,100	2,247,584
Nomura Research Institute Ltd.	100,500	2,959,172
NTT DoCoMo, Inc.	1,010,000	37,113,583
Obayashi Corp.	722,300	6,594,086
Okinawa Electric Power Co., Inc. (The)	108,800	1,704,501
Ono Pharmaceutical Co., Ltd.	313,400	9,857,641
Oracle Corp. Japan	63,800	6,888,923
ORIX Corp.	363,000	4,533,968
Osaka Gas Co., Ltd.	298,400	5,809,575
Otsuka Corp.	197,300	10,082,298
Sekisui Chemical Co., Ltd.	557,700	8,920,564
Sekisui House Ltd.	207,500	3,677,051
Seria Co., Ltd.	52,400	2,236,005
Seven & I Holdings Co., Ltd.	295,100	9,168,789
Shin-Etsu Chemical Co., Ltd.	180,100	23,566,865
SoftBank Corp.	1,831,800	20,469,157
Sugi Holdings Co., Ltd.	65,000	4,595,749
T&D Holdings, Inc.	356,900	3,518,438
Taiheiyo Cement Corp.	60,500	1,544,778
Tohoku Electric Power Co., Inc.	156,800	1,571,465
Tokyo Electron Ltd.	47,100	12,305,097
Tokyu Construction Co., Ltd.	364,700	1,594,904
Trend Micro, Inc.	244,100	14,875,137
ZOZO, Inc.	90,600	2,528,159
Total		389,278,663
Netherlands 5.4%
ArcelorMittal SA(a)	122,196	1,625,613
ASML Holding NV	34,906	12,893,335
Koninklijke Ahold Delhaize NV	735,116	21,728,506
NN Group NV	211,252	7,918,516
Royal Dutch Shell PLC, Class A	528,669	6,666,077
Teladoc Health, Inc.	124,076	17,785,413
Unilever NV	214,783	13,043,205
Total		81,660,665
New Zealand 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	430,536	9,502,159

2	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.4%
DNB ASA(a)	505,185	7,037,541
Orkla	1,103,298	11,135,010
Yara International ASA	58,825	2,263,572
Total		20,436,123
Portugal 0.2%
EDP Renovaveis SA	210,827	3,499,877
Singapore 0.9%
AEM Holdings Ltd.	2,111,300	6,020,578
DBS Group Holdings Ltd.	59,500	874,731
Oversea-Chinese Banking Corp., Ltd.	1,044,000	6,492,364
Total		13,387,673
Spain 2.2%
Amadeus IT Group SA, Class A	55,656	3,090,913
Iberdrola SA	785,853	9,672,740
Industria de Diseno Textil SA	737,332	20,397,836
Total		33,161,489
Sweden 4.8%
Alfa Laval AB(a)	69,135	1,526,121
ASSA ABLOY AB, Class B	351,250	8,212,266
Axfood AB	314,059	7,194,042
Essity AB, Class B(a)	253,243	8,549,805
Evolution Gaming Group AB	173,899	11,490,050
Husqvarna AB, Class B	780,422	8,581,656
Lundin Energy AB	98,816	1,959,603
Sandvik AB(a)	150,893	2,950,763
Skandinaviska Enskilda Banken AB, Class A(a)	722,759	6,419,243
Swedish Match AB	145,048	11,860,102
Volvo AB, B Shares(a)	173,053	3,324,324
Total		72,067,975
Switzerland 10.4%
Credit Suisse Group AG, Registered Shares	751,883	7,505,824
Geberit AG	11,847	7,008,976
Logitech International SA	113,632	8,802,177
Nestlé SA, Registered Shares	74,432	8,858,304
Novartis AG, Registered Shares	591,709	51,374,732
Partners Group Holding AG	8,133	7,480,766
Roche Holding AG, Genusschein Shares	165,033	56,530,496
Common Stocks (continued)
Issuer	Shares	Value ($)
Sonova Holding AG(a)	6,551	1,660,123
UBS AG	708,479	7,915,769
Total		157,137,167
United Kingdom 11.1%
Associated British Foods PLC	299,897	7,220,157
AstraZeneca PLC	35,978	3,931,115
Auto Trader Group PLC	421,047	3,056,971
Barclays Bank PLC(a)	13,476,257	17,001,093
British American Tobacco PLC	59,299	2,127,132
Computacenter PLC	51,412	1,569,890
Ferguson PLC	37,800	3,803,830
Galiform PLC	114,853	874,157
GlaxoSmithKline PLC	647,077	12,131,072
IMI PLC	290,015	3,912,208
Imperial Brands PLC	86,270	1,523,830
Investec PLC	586,459	1,079,296
National Grid PLC	1,576,455	18,107,402
NatWest Group PLC(a)	3,963,040	5,427,181
Persimmon PLC	623,596	19,873,004
Plus500 Ltd.	224,113	4,530,275
RELX PLC	1,163,877	25,905,645
Rio Tinto PLC	33,533	2,017,763
Softcat PLC	83,839	1,303,646
Spirent Communications PLC	677,849	2,492,650
Standard Chartered PLC(a)	2,590,238	11,919,215
Tate & Lyle PLC	850,431	7,298,512
Taylor Wimpey PLC(a)	922,820	1,290,369
Vodafone Group PLC	6,469,430	8,574,776
Total		166,971,189
Virgin Islands 0.2%
Nomad Foods Ltd.(a)	141,970	3,617,396
Total Common Stocks (Cost $1,314,015,595)		1,470,300,483

CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2020 (Unaudited)
Preferred Stocks 0.7%
Issuer	Shares	Value ($)
Germany 0.7%
Porsche Automobil Holding SE(a)	57,250	3,405,916
Schaeffler AG	408,673	2,517,496
Volkswagen AG	24,860	4,000,253
Total		9,923,665
Total Preferred Stocks (Cost $12,688,371)		9,923,665
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	18,389,801	18,387,962
Total Money Market Funds (Cost $18,388,969)		18,387,962
Total Investments in Securities (Cost $1,345,092,935)		1,498,612,110
Other Assets & Liabilities, Net		7,795,546
Net Assets		$1,506,407,656

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	5,296,419	436,710,611	(423,618,458)	(610)	18,387,962	(3,122)	95,039	18,389,801
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020